Subsidiaries and Non-controlling Interests - Summary of Detailed Information About Non Controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Non Controlling Interests [Line Items]
Carrying amount of non-controlling interests acquired	$ 54	$ 286
PT Bumi Cakrawala Perkasa [Member]
Detailed Information About Non Controlling Interests [Line Items]
Carrying amount of non-controlling interests acquired	256
GHL Class A ordinary shares issued as consideration for acquisition of non-controlling interests	(417)
Decrease in equity attributable to owners of the Company resulted in an increase in accumulated losses	$ (161)